Document and Entity Information	Jul. 27, 2017
Prospectus:
Document Type	497
Document Period End Date	Jul. 27, 2017
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Central Index Key	0000311635
Amendment Flag	false
Document Creation Date	Jul. 27, 2017
Document Effective Date	Jul. 27, 2017
Prospectus Date	Oct. 13, 2016